Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of Common Stock
a.
As of December 31, 2020, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	5,257,319
Series BB	84,150,000		927,763
Total	561,000,000	Ps.	6,185,082

b.
As of December 31, 2021, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	446,739,215	Ps.	144,823
Series BB	78,836,332		25,558
Total	525,575,547	Ps.	170,381

c.
As of December 31, 2022, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	435,456,340	Ps.	6,967,906
Series BB	76,845,237		1,229,630
Total	512,301,577	Ps.	8,197,536

Schedule of Shareholders Equity Tax Account
p.
The balances of Shareholders’ equity tax accounts as of December 31, 2020, 2021 and 2022 were as follows:

	2020		2021		2022
Contributed capital account	Ps.	26,428,488	Ps.	21,903,565	Ps.	23,197,291
Net tax income account		6,826,301		11,743,049		12,516,766
Stockholders equity tax account	Ps.	33,254,789	Ps.	33,646,614	Ps.	35,714,057